Accrued liabilities and other current liabilities	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued liabilities and other current liabilities

17.  Accrued liabilities and other current liabilities

	December 31,
	2018	2019
	RMB	RMB

Revenue sharing fees	1,318,561	1,820,663
Salaries and welfare	329,169	882,644
Marketing and promotion expenses	213,216	688,530
Bandwidth costs	131,252	417,213
Value added taxes and other taxes payable	109,040	410,357
Payables to merchants	75,471	106,814
Deposits from third parties	82,771	81,251
Other payable to content providers	30,313	76,162
Others	124,578	189,366

Total	2,414,371	4,673,000